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J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4844

neil.mcmurdie@us.ing.com

December 2, 2010

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Security Life of Denver Insurance Company
Security Life Separate Account L1
Prospectus Title: Estate Designer VUL
File Nos.: 333-34404 and 811-08292
Rule 497(e) Filing

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the “Company”) and its Security Life Separate Account L1 (the “Account”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) and Item 101(a) of Regulation S-T, we are submitting for filing an electronic format copy of a supplement dated December 2, 2010, to the prospectus dated April 28, 2008, for certain flexible premium variable life insurance policies (the “Policies”) offered by the Company through the Account. The prospectus dated April 28, 2008, is incorporated into this filing by reference to the Company's filing under Rule 497(c) of the 1933 Act, as filed with the Securities and Exchange Commission on April 29, 2008, and as amended by supplements to the prospectus filed under Rule 497(e) of the 1933 Act on August 26, 2008, April 21, 2009, June 24, 2009, August 18, 2009, October 19, 2009, April 29, 2010, and June 14, 2010. (The prospectus has not subsequently been updated or distributed to existing policy holders, pursuant to the Great-West Life and Annuity Insurance Company SEC No-Action Letter, October 23, 1990.)

The purpose of this filing is to:

•       Add a new fund as an underlying investment option under the Policies;

•       Disclose information regarding upcoming fund mergers; and

•       Update information about certain underlying investment options available through the Policies.

The supplement is in the exact form in which it will be used.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation